UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08876

Senior Debt Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

Item 1. Reports to Stockholders

Senior Debt Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS

	Senior Floating-Rate Interests — 127.4%(1)
	Principal Amount*	Borrower/Tranche Description	Value
	Aerospace and Defense — 2.1%
	Atlantic Inertial Systems, Inc.
GBP	839,278	Term Loan, 9.31%, Maturing July 20, 2014	$1,094,061
	AWAS Capital, Inc.
	5,001,523	Term Loan, 5.00%, Maturing March 22, 2013	3,576,089
	Colt Defense, LLC
	1,472,129	Term Loan, 7.18%, Maturing July 9, 2014	1,155,622
	DAE Aviation Holdings, Inc.
	567,742	Term Loan, 7.17%, Maturing July 31, 2014	422,968
	574,468	Term Loan, 7.37%, Maturing July 31, 2014	427,979
	Evergreen International Aviation
	2,724,628	Term Loan, 9.00%, Maturing October 31, 2011	2,077,529
	Hawker Beechcraft Acquisition
	186,335	Term Loan, 5.76%, Maturing March 26, 2014	120,985
	3,574,343	Term Loan, 5.76%, Maturing March 26, 2014	2,320,771
	Hexcel Corp.
	1,531,348	Term Loan, 5.25%, Maturing March 1, 2012	1,362,900
	IAP Worldwide Services, Inc.
	581,302	Term Loan, 9.06%, Maturing December 30, 2012	389,473
	Jet Aviation Holding, AG
	897,122	Term Loan, 3.16%, Maturing May 15, 2013	758,068
	Spirit AeroSystems, Inc.
	2,681,909	Term Loan, 6.50%, Maturing December 31, 2011	2,286,328
	TransDigm, Inc.
	3,000,000	Term Loan, 5.21%, Maturing June 23, 2013	2,298,750
	Vought Aircraft Industries, Inc.
	2,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009(2)	1,770,000
	2,198,015	Term Loan, 5.62%, Maturing December 17, 2011	1,747,422
	1,000,000	Term Loan, 6.42%, Maturing December 17, 2011	750,000
	Wesco Aircraft Hardware Corp.
	1,000,000	Term Loan - Second Lien, 8.87%, Maturing September 29, 2014	767,500
			$23,326,445
	Air Transport — 0.6%
	Delta Air Lines, Inc.
	4,944,962	Term Loan - Second Lien, 6.25%, Maturing April 30, 2014	$2,843,353
	Northwest Airlines, Inc.
	4,746,000	DIP Loan, 5.00%, Maturing August 21, 2009	3,862,057
			$6,705,410

Principal Amount*		Borrower/Tranche Description	Value
Automotive — 4.6%
Accuride Corp.
	5,855,002	Term Loan, 7.31%, Maturing January 31, 2012	$4,435,164
Adesa, Inc.
	7,222,157	Term Loan, 6.02%, Maturing October 18, 2013	4,808,750
Allison Transmission, Inc.
	3,871,915	Term Loan, 5.67%, Maturing September 30, 2014	2,659,177
Chrysler Financial
	2,493,703	Term Loan, 6.82%, Maturing August 1, 2014	1,710,264
CSA Acquisition Corp.
	922,575	Term Loan, 6.31%, Maturing December 23, 2011	643,496
	1,196,898	Term Loan, 6.31%, Maturing December 23, 2011	834,836
Dayco Products, LLC
	4,577,330	Term Loan, 8.01%, Maturing June 21, 2011	1,556,292
Federal-Mogul Corp.
	3,575,166	Term Loan, 5.48%, Maturing December 27, 2014	2,176,382
	2,767,879	Term Loan, 6.12%, Maturing December 27, 2015	1,684,947
Financiere Truck (Investissement)
EUR	475,962	Term Loan, 6.97%, Maturing February 15, 2012	415,546
Ford Motor Co.
	4,937,063	Term Loan, 7.59%, Maturing December 15, 2013	2,743,595
Fraikin, Ltd.
GBP	596,292	Term Loan, 8.14%, Maturing February 15, 2012	633,365
GBP	690,864	Term Loan, 8.27%, Maturing February 15, 2012(2)	733,816
General Motors Corp.
	8,253,311	Term Loan, 5.80%, Maturing November 29, 2013	4,564,081
Goodyear Tire & Rubber Co.
	11,799,293	Term Loan - Second Lien, 4.78%, Maturing April 30, 2010	8,397,168
HLI Operating Co., Inc.
EUR	109,091	Term Loan, 4.87%, Maturing May 30, 2014	119,576
EUR	1,867,273	Term Loan, 7.67%, Maturing May 30, 2014	1,856,347
Keystone Automotive Operations, Inc.
	4,495,088	Term Loan, 7.15%, Maturing January 12, 2012	2,584,676
Kwik Fit Group Ltd.
GBP	2,500,000	Term Loan, 7.92%, Maturing August 31, 2013	1,683,111
Locafroid Services S.A.S.
EUR	714,174	Term Loan, 7.30%, Maturing February 15, 2012(2)	623,522
Tenneco Automotive, Inc.
	3,125,000	Term Loan, 5.50%, Maturing March 17, 2014	2,437,500
TriMas Corp.
	375,000	Term Loan, 4.88%, Maturing August 2, 2011	285,000
	1,592,500	Term Loan, 5.63%, Maturing August 2, 2013	1,210,300
United Components, Inc.
	2,779,297	Term Loan, 4.81%, Maturing June 30, 2010	2,115,740
			$50,912,651

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Beverage and Tobacco — 0.4%
Beverage Packaging Holdings
EUR	412,389	Term Loan, 7.40%, Maturing May 11, 2015	$389,828
EUR	412,389	Term Loan, 7.65%, Maturing May 11, 2016	391,580
Culligan International Co.
EUR	3,000,000	Term Loan - Second Lien, 9.78%, Maturing May 31, 2013	764,730
Liberator Midco, Ltd.
EUR	875,000	Term Loan, 6.75%, Maturing October 27, 2013	874,062
EUR	855,249	Term Loan, 7.13%, Maturing October 27, 2014	854,332
Van Houtte, Inc.
	1,738,000	Term Loan, 6.26%, Maturing July 11, 2014	1,407,780
	237,000	Term Loan, 6.26%, Maturing July 11, 2014	191,970
			$4,874,282
Brokers, Dealers and Investment Houses — 0.5%
AmeriTrade Holding Corp.
	6,577,782	Term Loan, 4.50%, Maturing December 31, 2012	$5,500,670
			$5,500,670
Building and Development — 6.7%
401 North Wabash Venture, LLC
	3,760,708	Term Loan, 4.95%, Maturing May 7, 2009(2)	$2,820,531
AIMCO Properties, L.P.
	9,000,000	Term Loan, 5.43%, Maturing March 23, 2011	7,785,000
Banning Lewis Ranch Co., LLC
	5,250,000	Term Loan, 4.68%, Maturing December 3, 2012(2)	4,882,500
Beacon Sales Acquisition, Inc.
	1,960,000	Term Loan, 6.02%, Maturing September 30, 2013	1,470,000
Brickman Group Holdings, Inc.
	4,457,125	Term Loan, 5.12%, Maturing January 23, 2014	3,498,843
Building Materials Corp. of America
	446,203	Term Loan, 6.62%, Maturing February 22, 2014	311,450
Capital Automotive (REIT)
	3,000,130	Term Loan, 5.47%, Maturing December 16, 2010	1,911,083
Epco/Fantome, LLC
	4,692,000	Term Loan, 5.80%, Maturing November 23, 2010	4,410,480
Financiere Daunou S.A.
	1,411,871	Term Loan, 5.89%, Maturing May 31, 2015	510,627
	1,430,448	Term Loan, 6.14%, Maturing February 28, 2016	517,346
Forestar USA Real Estate Group, Inc.
	4,225,000	Revolving Loan, 5.97%, Maturing December 1, 2010(2)	3,971,500
	4,225,000	Term Loan, 7.48%, Maturing December 1, 2010	4,140,500
Hearthstone Housing Partners II, LLC
	5,976,667	Revolving Loan, 5.92%, Maturing December 1, 2009(2)	3,704,936

	Principal Amount*	Borrower/Tranche Description	Value
	Building and Development (continued)
	Hovstone Holdings, LLC
	2,205,000	Term Loan, 6.75%, Maturing February 28, 2009	$1,447,362
	LNR Property Corp.
	1,718,000	Term Loan, 6.04%, Maturing July 3, 2011	940,605
	Materis
EUR	823,329	Term Loan, 6.88%, Maturing April 27, 2014	663,204
EUR	876,671	Term Loan, 7.25%, Maturing April 27, 2015	706,172
	Mueller Water Products, Inc.
	4,381,603	Term Loan, 5.22%, Maturing May 24, 2014	3,373,834
	NCI Building Systems, Inc.
	2,183,847	Term Loan, 5.42%, Maturing June 18, 2010	1,856,270
	Panolam Industries Holdings, Inc.
	2,103,590	Term Loan, 6.51%, Maturing September 30, 2012	1,809,087
	Realogy Corp.
	4,193,277	Term Loan, 6.50%, Maturing September 1, 2014	2,697,673
	1,128,961	Term Loan, 6.93%, Maturing September 1, 2014	726,298
	South Edge, LLC
	4,475,000	Term Loan, 6.25%, Maturing October 31, 2009(3)	727,187
	TRU 2005 RE Holding Co.
	13,750,000	Term Loan, 6.72%, Maturing December 9, 2008	10,048,954
	United Subcontractors, Inc.
	2,690,763	Term Loan - Second Lien, 12.42%, Maturing June 27, 2013(4)	1,022,490
	WCI Communities, Inc.
	6,220,272	Term Loan, 8.97%, Maturing December 23, 2010	4,644,472
	Wintergames Acquisition ULC
	5,479,074	Term Loan, 10.74%, Maturing April 24, 2009	4,053,967
			$74,652,371
	Business Equipment and Services — 9.1%
	Activant Solutions, Inc.
	2,157,538	Term Loan, 6.07%, Maturing May 1, 2013	$1,445,551
	Affiliated Computer Services
	1,935,070	Term Loan, 5.26%, Maturing March 20, 2013	1,638,762
	6,402,625	Term Loan, 5.81%, Maturing March 20, 2013	5,422,223
	Affinion Group, Inc.
	6,764,971	Term Loan, 5.32%, Maturing October 17, 2012	5,395,064
	Allied Barton Security Service
	2,250,000	Term Loan, 7.75%, Maturing February 21, 2015	2,008,125
	Education Management, LLC
	5,704,937	Term Loan, 5.56%, Maturing June 1, 2013	4,021,980
	Info USA, Inc.
	1,945,350	Term Loan, 5.77%, Maturing February 14, 2012	1,711,908

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Business Equipment and Services (continued)
	Intergraph Corp.
	837,381	Term Loan, 4.81%, Maturing May 29, 2014	$653,157
	2,000,000	Term Loan - Second Lien, 8.81%, Maturing November 29, 2014	1,555,000
	iPayment, Inc.
	2,864,809	Term Loan, 5.70%, Maturing May 10, 2013	2,220,227
	ista International GmbH
EUR	3,545,609	Term Loan, 7.12%, Maturing May 14, 2015	2,604,106
EUR	704,391	Term Loan, 7.12%, Maturing May 14, 2015	517,347
	Kronos, Inc.
	2,622,455	Term Loan, 6.01%, Maturing June 11, 2014	1,796,382
	Language Line, Inc.
	6,706,716	Term Loan, 7.02%, Maturing June 11, 2011	5,667,175
	Mitchell International, Inc.
	1,000,000	Term Loan - Second Lien, 9.06%, Maturing March 28, 2015	810,000
	N.E.W. Holdings I, LLC
	4,735,414	Term Loan, 5.89%, Maturing May 22, 2014	3,658,107
	Protection One, Inc.
	3,169,987	Term Loan, 5.42%, Maturing March 31, 2012	2,567,690
	Quantum Corp.
	890,625	Term Loan, 7.26%, Maturing July 12, 2014	774,844
	Quintiles Transnational Corp.
	5,655,000	Term Loan, 5.77%, Maturing March 31, 2013	4,566,412
	RiskMetrics Group Holdings, LLC
	3,511,650	Term Loan, 5.76%, Maturing January 11, 2014	3,142,927
	Sabre, Inc.
	12,884,245	Term Loan, 5.25%, Maturing September 30, 2014	7,465,699
	Serena Software, Inc.
	1,540,000	Term Loan, 5.50%, Maturing March 10, 2013	1,328,250
	Sitel (Client Logic)
	4,758,204	Term Loan, 6.51%, Maturing January 29, 2014	2,854,922
	Solera Nederland Holdings
	2,608,274	Term Loan, 4.57%, Maturing May 15, 2014	2,060,536
	SunGard Data Systems, Inc.
	20,133,009	Term Loan, 4.55%, Maturing February 11, 2013	15,516,792
	1,700,000	Term Loan, 6.75%, Maturing February 28, 2014	1,462,000
	TDS Investor Corp.
	3,950,000	Term Loan, 5.37%, Maturing August 23, 2013	2,409,500
	4,957,361	Term Loan, 6.01%, Maturing August 23, 2013	3,080,648
	994,697	Term Loan, 6.01%, Maturing August 23, 2013	618,134
EUR	1,052,910	Term Loan, 7.39%, Maturing August 23, 2013	845,451
	Transaction Network Services, Inc.
	1,842,259	Term Loan, 4.80%, Maturing May 4, 2012	1,588,949

Principal Amount*		Borrower/Tranche Description	Value
Business Equipment and Services (continued)
Valassis Communications, Inc.
	1,337,792	Term Loan, 5.52%, Maturing March 2, 2014	$940,913
VWR International, Inc.
	3,400,000	Term Loan, 5.67%, Maturing June 28, 2013	2,374,332
West Corp.
	10,052,417	Term Loan, 5.73%, Maturing October 24, 2013	6,508,940
			$101,232,053
Cable and Satellite Television — 8.3%
Atlantic Broadband Finance, LLC
	5,427,488	Term Loan, 6.02%, Maturing February 10, 2011	$4,966,152
Bresnan Broadband Holdings, LLC
	3,000,000	Term Loan, 4.86%, Maturing March 29, 2014	2,379,999
	1,447,000	Term Loan, 6.06%, Maturing March 29, 2014	1,147,953
Casema
EUR	1,000,000	Term Loan - Second Lien, 8.75%, Maturing May 14, 2016	966,533
Cequel Communications, LLC
	12,021,414	Term Loan, 6.21%, Maturing November 5, 2013	8,914,215
	1,000,000	Term Loan - Second Lien, 7.30%, Maturing May 5, 2014	640,000
Charter Communications Operating, Inc.
	20,720,147	Term Loan, 5.31%, Maturing April 28, 2013	15,601,628
CSC Holdings, Inc.
	9,360,000	Term Loan, 4.57%, Maturing March 29, 2013	8,136,517
DirectTV Holdings, LLC
	1,703,420	Term Loan, 4.62%, Maturing April 13, 2013	1,515,570
Foxco Acquisition Sub., LLC
	1,500,000	Term Loan, 7.25%, Maturing July 2, 2015	1,185,000
Insight Midwest Holdings, LLC
	7,838,125	Term Loan, 5.93%, Maturing April 6, 2014	6,205,185
Mediacom Broadband Group
	1,930,760	Term Loan, 3.89%, Maturing January 31, 2015	1,404,628
Mediacom Illinois, LLC
	2,775,000	Term Loan, 2.12%, Maturing September 30, 2012	2,011,875
	4,920,872	Term Loan, 3.64%, Maturing January 31, 2015	3,538,929
NTL Investment Holdings, Ltd.
	3,295,583	Term Loan, 5.83%, Maturing March 30, 2012	2,282,191
GBP	1,501,472	Term Loan, 8.13%, Maturing March 30, 2012	1,620,083
GBP	763,460	Term Loan, 8.13%, Maturing March 30, 2012	823,771
GBP	1,388,164	Term Loan, 8.15%, Maturing March 30, 2012	1,497,825
GBP	1,187,641	Term Loan, 8.15%, Maturing March 30, 2012	1,281,461
GBP	1,000,000	Term Loan, 8.74%, Maturing March 30, 2013	960,246
Orion Cable GmbH
EUR	872,189	Term Loan, 7.69%, Maturing October 31, 2014	730,909
EUR	872,189	Term Loan, 8.41%, Maturing October 31, 2015	730,909

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
ProSiebenSat.1 Media AG
EUR	1,071,555	Term Loan, 7.53%, Maturing March 2, 2015	$341,438
EUR	219,923	Term Loan, 6.85%, Maturing June 26, 2015	152,503
EUR	5,315,144	Term Loan, 6.85%, Maturing June 26, 2015	3,685,709
EUR	1,071,555	Term Loan, 7.78%, Maturing March 2, 2016	341,438
San Juan Cable, LLC
	972,523	Term Loan, 4.82%, Maturing October 31, 2012	656,453
UPC Broadband Holding B.V.
EUR	14,151,329	Term Loan, 7.01%, Maturing October 16, 2011	12,024,390
	2,456,905	Term Loan, 5.47%, Maturing December 31, 2014	1,762,829
YPSO Holding SA
EUR	3,969,097	Term Loan, 7.00%, Maturing July 28, 2014	2,497,789
EUR	1,531,743	Term Loan, 7.00%, Maturing July 28, 2014	963,940
EUR	2,499,160	Term Loan, 7.00%, Maturing July 28, 2014	1,572,744
			$92,540,812
Chemicals and Plastics — 8.9%
Arizona Chemicals, Inc.
	931,603	Term Loan, 4.64%, Maturing February 28, 2013	$654,451
Brenntag Holding GmbH and Co. KG
	883,636	Term Loan, 5.07%, Maturing December 23, 2013	614,127
	3,616,364	Term Loan, 5.07%, Maturing December 23, 2013	2,513,373
EUR	2,117,647	Term Loan, 7.14%, Maturing December 23, 2013	2,076,018
EUR	496,877	Term Loan, 7.39%, Maturing December 23, 2014	487,109
EUR	385,476	Term Loan, 7.39%, Maturing December 23, 2014	377,898
	1,000,000	Term Loan - Second Lien, 7.79%, Maturing December 23, 2015	645,000
Celanese Holdings, LLC
	2,500,000	Term Loan, 4.35%, Maturing April 2, 2014	2,032,142
	12,238,625	Term Loan, 5.55%, Maturing April 2, 2014	9,948,252
Cognis GmbH
EUR	2,510,246	Term Loan, 6.96%, Maturing September 15, 2013	2,018,843
EUR	614,754	Term Loan, 6.96%, Maturing September 15, 2013	494,410
Columbian Chemicals Acquisition
	436,534	Term Loan, 7.01%, Maturing March 16, 2013	288,112
Ferro Corp.
	6,174,958	Term Loan, 5.81%, Maturing June 6, 2012	5,619,212
Foamex International, Inc.
	3,265,000	Term Loan, 8.04%, Maturing February 12, 2013	1,510,063
Georgia Gulf Corp.
	1,986,735	Term Loan, 9.05%, Maturing October 3, 2013	1,591,375
Hexion Specialty Chemicals, Inc.
EUR	744,216	Term Loan, 7.39%, Maturing May 5, 2012	611,808
	2,556,876	Term Loan, 6.06%, Maturing May 5, 2013	1,779,159
	11,770,445	Term Loan, 6.19%, Maturing May 5, 2013	8,190,264
	3,950,000	Term Loan, 6.06%, Maturing June 15, 2014	2,748,540

Principal Amount*		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
INEOS Group
EUR	424,893	Term Loan, Maturing December 14, 2011(5)	$563,498
EUR	75,107	Term Loan, Maturing December 14, 2011(5)	51,650
EUR	424,893	Term Loan, Maturing December 14, 2011(5)	563,498
EUR	75,107	Term Loan, Maturing December 14, 2011(5)	51,650
EUR	1,000,000	Term Loan, 7.77%, Maturing December 14, 2011	416,368
EUR	1,000,000	Term Loan, 8.27%, Maturing December 14, 2011	416,368
	1,997,243	Term Loan, 5.93%, Maturing December 14, 2012	1,283,229
	2,201,402	Term Loan, 5.95%, Maturing December 14, 2013	1,225,448
	2,133,286	Term Loan, 5.38%, Maturing December 14, 2014	1,167,974
Innophos, Inc.
	1,059,588	Term Loan, 6.76%, Maturing August 10, 2010	911,246
Invista B.V.
	6,764,875	Term Loan, 4.92%, Maturing April 29, 2011	5,614,846
	1,964,115	Term Loan, 4.92%, Maturing April 29, 2011	1,630,216
ISP Chemco, Inc.
	6,702,575	Term Loan, 5.06%, Maturing June 4, 2014	5,295,035
Kleopatra
	3,347,500	Term Loan, 6.82%, Maturing January 3, 2016	1,590,062
EUR	1,900,000	Term Loan, 7.88%, Maturing January 3, 2016	1,241,093
Kranton Polymers, LLC
	4,508,323	Term Loan, 5.31%, Maturing May 12, 2013	3,486,435
Lucite International Group Holdings
	1,773,304	Term Loan, 5.37%, Maturing July 7, 2013	1,609,274
	627,929	Term Loan, 5.37%, Maturing July 7, 2013	500,251
MacDermid, Inc.
EUR	1,197,702	Term Loan, 7.39%, Maturing April 12, 2014	1,060,939
Millenium Inorganic Chemicals
	4,367,000	Term Loan, 6.01%, Maturing April 30, 2014	2,816,715
Momentive Performance Material
	5,080,186	Term Loan, 5.38%, Maturing December 4, 2013	3,958,313
Propex Fabrics, Inc.
	2,579,014	Term Loan, 8.00%, Maturing July 31, 2012	780,152
Rockwood Specialties Group, Inc.
	8,959,538	Term Loan, 4.62%, Maturing December 10, 2012	7,503,613
Schoeller Arca Systems Holding
EUR	886,834	Term Loan, 8.40%, Maturing November 16, 2015	972,070
EUR	824,121	Term Loan, 8.40%, Maturing November 16, 2015	903,329
EUR	289,045	Term Loan, 8.40%, Maturing November 16, 2015	316,826
Solo Cup Co.
	4,799,116	Term Loan, 6.65%, Maturing February 27, 2011	4,171,233
TPG Spring UK, Ltd.
EUR	2,288,006	Term Loan, 7.87%, Maturing June 27, 2013	1,739,987
EUR	2,288,006	Term Loan, 8.37%, Maturing June 27, 2013	1,739,987

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Chemicals and Plastics (continued)
	Wellman, Inc.
	3,301,774	Term Loan, 6.74%, Maturing February 10, 2009(3)	$1,565,041
			$99,346,502
	Clothing / Textiles — 0.7%
	Hanesbrands, Inc.
	2,643,504	Term Loan, 5.26%, Maturing September 5, 2013	$2,259,094
	2,025,000	Term Loan - Second Lien, 7.27%, Maturing March 5, 2014	1,586,249
	St. John Knits International, Inc.
	1,924,442	Term Loan, 6.17%, Maturing March 23, 2012	1,606,909
	The William Carter Co.
	2,199,473	Term Loan, 4.76%, Maturing July 14, 2012	1,853,056
			$7,305,308
	Conglomerates — 3.1%
	Amsted Industries, Inc.
	1,604,238	Term Loan, 6.56%, Maturing October 15, 2010	$1,235,263
	Doncasters (Dunde HoldCo 4 Ltd.)
	1,416,569	Term Loan, 4.85%, Maturing July 13, 2015	1,055,344
	1,416,569	Term Loan, 5.35%, Maturing July 13, 2015	1,055,344
GBP	641,409	Term Loan, 7.77%, Maturing July 13, 2015	763,866
GBP	641,409	Term Loan, 8.27%, Maturing July 13, 2015	763,866
	Jarden Corp.
	5,456,685	Term Loan, 5.51%, Maturing January 24, 2012	4,467,660
	1,287,561	Term Loan, 5.51%, Maturing January 24, 2012	1,054,190
	1,975,003	Term Loan, 6.26%, Maturing January 24, 2012	1,652,830
	Johnson Diversey, Inc.
	1,044,755	Term Loan, 4.79%, Maturing December 16, 2010	830,580
	4,961,813	Term Loan, 4.79%, Maturing December 16, 2011	3,944,642
	Polymer Group, Inc.
	2,000,000	Revolving Loan, 5.00%, Maturing November 22, 2010(2)	1,700,000
	5,747,552	Term Loan, 5.73%, Maturing November 22, 2012	4,569,304
	RBS Global, Inc.
	1,078,808	Term Loan, 5.76%, Maturing July 19, 2013	857,652
	3,877,869	Term Loan, 6.37%, Maturing July 19, 2013	3,102,295
	RGIS Holdings, LLC
	5,595,833	Term Loan, 5.46%, Maturing April 30, 2014	3,842,474
	279,792	Term Loan, 5.62%, Maturing April 30, 2014	192,124
	The Manitowoc Company, Inc.
	2,800,000	Term Loan, Maturing August 21, 2014(5)	2,213,400
	US Investigations Services, Inc.
	1,979,950	Term Loan, 5.95%, Maturing February 21, 2015	1,405,764
			$34,706,598

Principal Amount*		Borrower/Tranche Description	Value
Containers and Glass Products — 5.1%
Berry Plastics Corp.
	8,150,875	Term Loan, 4.80%, Maturing April 3, 2015	$6,001,082
Consolidated Container Co.
	896,226	Term Loan, 5.75%, Maturing March 28, 2014	545,204
	1,500,000	Term Loan - Second Lien, 8.69%, Maturing September 28, 2014	581,250
Crown Americas, Inc.
	1,347,500	Term Loan, 6.34%, Maturing November 15, 2012	1,185,800
EUR	980,000	Term Loan, 6.87%, Maturing November 15, 2012	1,236,568
Graham Packaging Holdings Co.
	12,891,032	Term Loan, 5.74%, Maturing October 7, 2011	10,557,755
Graphic Packaging International, Inc.
	11,148,239	Term Loan, 5.75%, Maturing May 16, 2014	9,141,556
	1,970,906	Term Loan, 6.86%, Maturing May 16, 2014	1,678,965
JSG Acquisitions
EUR	5,500,000	Term Loan, 6.96%, Maturing December 31, 2014	4,611,594
EUR	5,500,000	Term Loan, 7.12%, Maturing December 31, 2014	4,611,594
OI European Group B.V.
EUR	3,830,000	Term Loan, 6.62%, Maturing June 14, 2013	4,015,056
Owens-Brockway Glass Container
	4,787,500	Term Loan, 6.09%, Maturing June 14, 2013	4,075,359
Pregis Corp.
EUR	2,425,000	Term Loan, 7.64%, Maturing October 12, 2012	2,472,627
Smurfit-Stone Container Corp.
	4,342,995	Term Loan, 4.88%, Maturing November 1, 2011	3,452,681
	2,016,115	Term Loan, 4.90%, Maturing November 1, 2011	1,602,811
	1,986,462	Term Loan, 5.93%, Maturing November 1, 2011	1,579,237
			$57,349,139
Cosmetics / Toiletries — 0.5%
American Safety Razor Co.
	1,000,000	Term Loan - Second Lien, 9.41%, Maturing July 31, 2014	$835,000
Bausch & Lomb, Inc.
	227,586	Term Loan, 4.71%, Maturing April 30, 2015(2)	184,724
	903,514	Term Loan, 7.01%, Maturing April 30, 2015	733,353
Prestige Brands, Inc.
	4,766,463	Term Loan, 5.82%, Maturing April 7, 2011	3,837,003
			$5,590,080
Drugs — 1.4%
Chattem, Inc.
	1,128,750	Term Loan, 4.54%, Maturing January 2, 2013	$965,081
Graceway Pharmaceuticals, LLC
	5,306,479	Term Loan, 6.51%, Maturing May 3, 2012	3,732,221

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Drugs (continued)
	Pharmaceutical Holdings Corp.
	1,387,314	Term Loan, 6.51%, Maturing January 30, 2012	$1,165,343
	Stiefel Laboratories, Inc.
	1,804,253	Term Loan, 7.00%, Maturing December 28, 2013	1,470,466
	2,358,894	Term Loan, 7.00%, Maturing December 28, 2013	1,922,499
	Warner Chilcott Corp.
	2,226,564	Term Loan, 5.76%, Maturing January 18, 2012	1,840,255
	5,934,185	Term Loan, 5.76%, Maturing January 18, 2012	4,904,604
			$16,000,469
	Ecological Services and Equipment — 1.4%
	Allied Waste Industries, Inc.
	1,900,382	Term Loan, 4.90%, Maturing January 15, 2012	$1,818,033
	24,727	Term Loan, 5.44%, Maturing January 15, 2012	23,655
	Blue Waste B.V. (AVR Acquisition)
EUR	4,000,000	Term Loan, 7.21%, Maturing April 1, 2015	4,040,323
	Environmental Systems Products Holdings, Inc.
	233,025	Term Loan - Second Lien, 13.74%, Maturing December 12, 2010	168,151
	Kemble Water Structure, Ltd.
GBP	6,500,000	Term Loan, 10.16%, Maturing October 13, 2013	7,270,239
	Sensus Metering Systems, Inc.
	3,060,888	Term Loan, 5.20%, Maturing December 17, 2010	2,831,321
			$16,151,722
	Electronics / Electrical — 2.5%
	Aspect Software, Inc.
	4,797,000	Term Loan, 6.25%, Maturing July 11, 2011	$3,885,570
	FCI International S.A.S.
	685,705	Term Loan, 6.47%, Maturing November 1, 2013	555,421
	660,143	Term Loan, 6.47%, Maturing November 1, 2013	534,716
	660,143	Term Loan, 6.47%, Maturing November 1, 2013	534,716
	685,705	Term Loan, 6.47%, Maturing November 1, 2013	555,421
	Freescale Semiconductor, Inc.
	2,589,562	Term Loan, 5.47%, Maturing December 1, 2013	1,771,693
	Infor Enterprise Solutions Holdings
	7,953,400	Term Loan, 7.52%, Maturing July 28, 2012	5,030,525
	4,149,600	Term Loan, 7.52%, Maturing July 28, 2012	2,624,622
EUR	1,965,000	Term Loan, 8.14%, Maturing July 28, 2012	1,559,045
	500,000	Term Loan - Second Lien, 9.26%, Maturing March 2, 2014	160,000
	Network Solutions, LLC
	2,254,504	Term Loan, 5.95%, Maturing March 7, 2014	1,296,340

	Principal Amount*	Borrower/Tranche Description	Value
	Electronics / Electrical (continued)
	Open Solutions, Inc.
	5,492,353	Term Loan, 5.96%, Maturing January 23, 2014	$3,020,794
	Sensata Technologies Finance Co.
	2,394,875	Term Loan, 5.26%, Maturing April 27, 2013	1,547,089
	Spectrum Brands, Inc.
	48,479	Term Loan, 4.70%, Maturing March 30, 2013	33,269
	946,752	Term Loan, 7.58%, Maturing March 30, 2013	649,708
	VeriFone, Inc.
	231,250	Term Loan, 5.87%, Maturing October 31, 2013	196,562
	Vertafore, Inc.
	4,876,213	Term Loan, 5.31%, Maturing January 31, 2012	3,961,923
			$27,917,414
	Equipment Leasing — 0.3%
	The Hertz Corp.
	4,320,414	Term Loan, 4.55%, Maturing December 21, 2012	$3,135,385
	785,140	Term Loan, 4.70%, Maturing December 21, 2012	569,787
			$3,705,172
	Farming / Agriculture — 0.4%
	BF Bolthouse HoldCo, LLC
	1,993,625	Term Loan, 6.19%, Maturing December 16, 2012	$1,669,661
	1,000,000	Term Loan - Second Lien, 9.26%, Maturing December 16, 2013	760,000
	Central Garden & Pet Co.
	3,670,838	Term Loan, 4.74%, Maturing February 28, 2014	2,468,639
			$4,898,300
	Financial Intermediaries — 1.9%
	Citco III, Ltd.
	5,261,313	Term Loan, 5.13%, Maturing June 30, 2014	$4,261,664
	E.A. Viner International Co.
	251,150	Term Loan, 6.77%, Maturing July 31, 2013	236,081
	Grosvenor Capital Management
	1,449,911	Term Loan, 5.59%, Maturing December 5, 2013	1,159,929
	INVESTools, Inc.
	1,386,667	Term Loan, 6.25%, Maturing August 13, 2012	1,261,867
	Jupiter Asset Management Group
GBP	1,364,884	Term Loan, 7.89%, Maturing June 30, 2015	1,658,415
	LPL Holdings, Inc.
	11,726,401	Term Loan, 5.51%, Maturing December 18, 2014	9,381,121
	Nuveen Investments, Inc.
	1,393,000	Term Loan, 6.35%, Maturing November 2, 2014	803,297

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Financial Intermediaries (continued)
Oxford Acquisition III, Ltd.
	2,979,595	Term Loan, 5.58%, Maturing May 24, 2014	$1,882,112
RJO Holdings Corp. (RJ O'Brien)
	1,509,750	Term Loan, 6.00%, Maturing July 31, 2014(4)	1,087,020
			$21,731,506
Food Products — 3.7%
Advantage Sales & Marketing, Inc.
	6,478,238	Term Loan, 5.20%, Maturing March 29, 2013	$4,550,962
American Seafoods Group, LLC
	1,939,260	Term Loan, 5.51%, Maturing September 30, 2012	1,716,245
B&G Foods, Inc.
	1,130,435	Term Loan, 4.81%, Maturing February 23, 2013	926,957
BL Marketing, Ltd.
GBP	1,500,000	Term Loan, 8.04%, Maturing December 31, 2013	1,774,308
Black Lion Beverages III B.V.
EUR	1,000,000	Term Loan, 7.61%, Maturing December 31, 2013	880,714
EUR	961,151	Term Loan, 8.00%, Maturing December 31, 2014	846,499
Dean Foods Co.
	12,090,875	Term Loan, 5.26%, Maturing April 2, 2014	9,109,725
Dole Food Company, Inc.
	525,581	Term Loan, 4.69%, Maturing April 12, 2013	385,208
	931,548	Term Loan, 5.28%, Maturing April 12, 2013	682,747
	3,843,314	Term Loan, 5.93%, Maturing April 12, 2013	2,816,830
Pinnacle Foods Finance, LLC
	3,000,000	Revolving Loan, 5.27%, Maturing April 2, 2013(2)	1,950,000
	12,062,213	Term Loan, 6.76%, Maturing April 2, 2014	8,757,166
Reddy Ice Group, Inc.
	7,975,000	Term Loan, 6.50%, Maturing August 9, 2012	5,961,312
Ruby Acquisitions, Ltd.
GBP	770,085	Term Loan, 8.84%, Maturing January 5, 2015	960,486
			$41,319,159
Food Service — 2.2%
AFC Enterprises, Inc.
	1,057,594	Term Loan, 6.06%, Maturing May 23, 2009	$835,499
Aramark Corp.
	301,080	Term Loan, 4.94%, Maturing January 26, 2014	252,832
	4,868,574	Term Loan, 5.64%, Maturing January 26, 2014	4,088,385
Buffets, Inc.
	1,311,437	Term Loan, 10.42%, Maturing January 22, 2009	406,545
	130,656	Term Loan, 10.42%, Maturing January 22, 2009	40,503
	2,217,101	DIP Loan, 12.25%, Maturing January 22, 2009	2,228,186
	405,539	Term Loan, 10.97%, Maturing May 1, 2013	119,634
	2,727,903	Term Loan, 10.42%, Maturing November 1, 2013	804,731

	Principal Amount*	Borrower/Tranche Description	Value
	Food Service (continued)
	CBRL Group, Inc.
	4,475,603	Term Loan, 4.30%, Maturing April 27, 2013	$3,438,753
	JRD Holdings, Inc.
	2,082,813	Term Loan, 5.75%, Maturing June 26, 2014	1,582,938
	Maine Beverage Co., LLC
	1,714,286	Term Loan, 5.63%, Maturing June 30, 2010	1,560,000
	NPC International, Inc.
	1,965,030	Term Loan, 5.40%, Maturing May 3, 2013	1,434,472
	OSI Restaurant Partners, LLC
	197,368	Term Loan, 5.28%, Maturing May 9, 2013	103,783
	2,316,767	Term Loan, 5.25%, Maturing May 9, 2014	1,218,232
	QCE Finance, LLC
	4,210,618	Term Loan, 5.81%, Maturing May 5, 2013	2,779,008
	Sagittarius Restaurants, LLC
	1,144,004	Term Loan, 9.50%, Maturing March 29, 2013	554,842
	Selecta
GBP	2,500,000	Term Loan, 8.55%, Maturing June 28, 2015	2,695,661
			$24,144,004
	Food / Drug Retailers — 2.3%
	General Nutrition Centers, Inc.
	4,538,443	Term Loan, 6.14%, Maturing September 16, 2013	$3,146,653
	Pantry, Inc. (The)
	2,726,597	Term Loan, 4.87%, Maturing May 15, 2014	1,935,884
	784,944	Term Loan, 4.87%, Maturing May 15, 2014	557,311
	Rite Aid Corp.
	12,736,000	Term Loan, 5.01%, Maturing June 1, 2014	9,456,480
	2,475,000	Term Loan, 6.00%, Maturing June 4, 2014	1,955,250
	Roundy's Supermarkets, Inc.
	10,879,404	Term Loan, 5.38%, Maturing November 3, 2011	8,839,515
			$25,891,093
	Forest Products — 2.1%
	Appleton Papers, Inc.
	4,394,375	Term Loan, 5.38%, Maturing June 5, 2014	$3,537,472
	Georgia-Pacific Corp.
	10,521,784	Term Loan, 4.65%, Maturing December 20, 2012	8,765,235
	8,421,454	Term Loan, 5.37%, Maturing December 20, 2012	7,015,542
	Newpage Corp.
	2,868,275	Term Loan, 7.00%, Maturing December 5, 2014	2,341,743
	Xerium Technologies, Inc.
	2,918,112	Term Loan, 9.26%, Maturing May 18, 2012	2,159,403
			$23,819,395

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Healthcare — 10.8%
Accellent, Inc.
	2,664,797	Term Loan, 5.31%, Maturing November 22, 2012	$1,838,710
Advanced Medical Optics, Inc.
	990,155	Term Loan, 4.76%, Maturing April 2, 2014	720,338
Alliance Imaging, Inc.
	1,821,086	Term Loan, 5.78%, Maturing December 29, 2011	1,584,345
American Medical Systems
	3,236,768	Term Loan, 5.44%, Maturing July 20, 2012	2,783,621
AMN Healthcare, Inc.
	917,416	Term Loan, 5.51%, Maturing November 2, 2011	798,152
AMR HoldCo, Inc.
	1,785,862	Term Loan, 4.82%, Maturing February 10, 2012	1,589,417
Biomet, Inc.
	4,430,250	Term Loan, 6.76%, Maturing December 26, 2014	3,866,501
EUR	4,059,000	Term Loan, 8.14%, Maturing December 26, 2014	4,436,189
Capio AB
EUR	339,606	Term Loan, 7.16%, Maturing April 24, 2015	330,261
EUR	408,268	Term Loan, 7.16%, Maturing April 24, 2015	397,033
EUR	339,606	Term Loan, 7.29%, Maturing April 16, 2016	330,261
EUR	304,490	Term Loan, 7.29%, Maturing April 24, 2016	296,111
Cardinal Health 409, Inc.
	5,999,063	Term Loan, 6.01%, Maturing April 10, 2014	3,884,393
Carestream Health, Inc.
	5,555,960	Term Loan, 5.43%, Maturing April 30, 2013	3,657,672
Carl Zeiss Vision Holding GmbH
	3,700,889	Term Loan, 5.62%, Maturing March 23, 2015	2,115,676
Community Health Systems, Inc.
	362,914	Term Loan, 0.00%, Maturing July 25, 2014(2)	291,737
	7,089,206	Term Loan, 5.16%, Maturing July 25, 2014	5,698,836
Concentra, Inc.
	2,172,500	Term Loan, 6.02%, Maturing June 25, 2014	1,466,438
ConMed Corp.
	1,039,478	Term Loan, 4.67%, Maturing April 13, 2013	852,372
CRC Health Corp.
	1,372,000	Term Loan, 6.01%, Maturing February 6, 2013	946,680
	3,476,317	Term Loan, 6.01%, Maturing February 6, 2013	2,398,659
Dako (Eqt Project Delphi)
EUR	1,336,866	Term Loan, 7.13%, Maturing June 12, 2015	945,666
DaVita, Inc.
	10,807,224	Term Loan, 4.67%, Maturing October 5, 2012	9,417,728
Gambro Holding AB
	1,292,918	Term Loan, 5.62%, Maturing June 5, 2014	818,848
	1,292,918	Term Loan, 6.12%, Maturing June 5, 2015	818,848

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	HCA, Inc.
	21,413,236	Term Loan, 6.01%, Maturing November 18, 2013	$17,724,806
	Health Management Association, Inc.
	9,249,940	Term Loan, 5.51%, Maturing February 28, 2014	6,521,208
	HealthSouth Corp.
	2,606,066	Term Loan, 5.50%, Maturing March 10, 2013	2,165,568
	Iasis Healthcare, LLC
	259,141	Term Loan, 4.58%, Maturing March 14, 2014	209,905
	969,351	Term Loan, 5.12%, Maturing March 14, 2014	785,174
	2,801,417	Term Loan, 5.12%, Maturing March 14, 2014	2,269,148
	IM U.S. Holdings, LLC
	3,875,938	Term Loan, 5.16%, Maturing June 26, 2014	2,861,733
	Invacare Corp.
	2,318,400	Term Loan, 5.60%, Maturing February 12, 2013	1,982,232
	inVentiv Health, Inc.
	2,149,904	Term Loan, 5.52%, Maturing July 6, 2014	1,676,925
	Leiner Health Products, Inc.
	319,417	Term Loan, 8.75%, Maturing May 27, 2011(3)	303,446
	LifePoint Hospitals, Inc.
	6,327,801	Term Loan, 4.44%, Maturing April 15, 2012	5,335,127
	MultiPlan Merger Corp.
	1,535,833	Term Loan, 5.63%, Maturing April 12, 2013	1,209,469
	1,215,529	Term Loan, 5.63%, Maturing April 12, 2013	957,229
	National Mentor Holdings, Inc.
	190,400	Term Loan, 4.94%, Maturing June 29, 2013	160,888
	3,137,384	Term Loan, 5.77%, Maturing June 29, 2013	2,651,089
	Nyco Holdings
EUR	3,828,603	Term Loan, 7.42%, Maturing December 29, 2014	2,668,611
EUR	3,828,603	Term Loan, 8.17%, Maturing December 29, 2015	2,668,611
	RadNet Management, Inc.
	1,621,135	Term Loan, 7.06%, Maturing November 15, 2012	1,296,908
	ReAble Therapeutics Finance, LLC
	4,501,702	Term Loan, 5.76%, Maturing November 16, 2013	3,398,785
	Select Medical Holdings Corp.
	6,077,388	Term Loan, 4.91%, Maturing February 24, 2012	4,679,589
	Sunrise Medical Holdings, Inc.
	1,994,553	Term Loan, 7.90%, Maturing May 13, 2010	1,529,424
	Vanguard Health Holding Co., LLC
	5,829,020	Term Loan, 5.74%, Maturing September 23, 2011	4,976,526
	Viant Holdings, Inc.
	733,163	Term Loan, 6.02%, Maturing June 25, 2014	436,232
			$120,753,125

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Home Furnishings — 1.8%
Hunter Fan Co.
	1,415,093	Term Loan, 5.31%, Maturing April 16, 2014	$792,452
Interline Brands, Inc.
	2,762,500	Term Loan, 4.75%, Maturing June 23, 2013	2,127,125
	1,913,043	Term Loan, 4.75%, Maturing June 23, 2013	1,473,043
National Bedding Co., LLC
	1,853,265	Term Loan, 5.35%, Maturing August 31, 2011	1,227,788
Oreck Corp.
	1,246,972	Term Loan, 5.61%, Maturing February 2, 2012(4)	487,566
Sanitec, Ltd. Oy
EUR	2,943,828	Term Loan, 8.38%, Maturing April 7, 2013	2,141,797
EUR	2,943,828	Term Loan, 8.88%, Maturing April 7, 2014	2,154,307
Sealy Mattress Co.
	3,470,343	Term Loan, 4.62%, Maturing August 25, 2012	2,637,461
Simmons Co.
	8,777,717	Term Loan, 5.44%, Maturing December 19, 2011	6,232,179
	2,000,000	Term Loan, 8.35%, Maturing February 15, 2012	355,000
			$19,628,718
Industrial Equipment — 2.5%
CEVA Group PLC U.S.
	3,467,944	Term Loan, 6.75%, Maturing January 4, 2014	$2,783,025
	413,158	Term Loan, 6.76%, Maturing January 4, 2014	331,559
EUR	261,808	Term Loan, 7.53%, Maturing January 4, 2014	267,784
EUR	444,580	Term Loan, 7.53%, Maturing January 4, 2014	454,728
EUR	546,391	Term Loan, 7.53%, Maturing January 4, 2014	558,863
EUR	435,446	Term Loan, 8.14%, Maturing January 4, 2014	445,386
EPD Holdings (Goodyear Engineering Products)
	455,930	Term Loan, 5.50%, Maturing July 13, 2014	330,549
	3,183,469	Term Loan, 5.50%, Maturing July 13, 2014	2,308,015
	1,000,000	Term Loan - Second Lien, 8.75%, Maturing July 13, 2015	580,000
Generac Acquisition Corp.
	3,744,892	Term Loan, 6.65%, Maturing November 7, 2013	2,365,525
	2,000,000	Term Loan - Second Lien, 10.15%, Maturing April 7, 2014	650,000
Gleason Corp.
	590,855	Term Loan, 5.22%, Maturing June 30, 2013	505,181
	1,748,933	Term Loan, 5.22%, Maturing June 30, 2013	1,495,338
Jason, Inc.
	1,455,881	Term Loan, 5.50%, Maturing April 30, 2010	1,135,588
John Maneely Co.
	5,524,574	Term Loan, 7.66%, Maturing December 8, 2013	4,074,373
KION Group GmbH
	750,000	Term Loan, 5.12%, Maturing December 23, 2014	465,750
	750,000	Term Loan, 5.62%, Maturing December 23, 2015	465,750

	Principal Amount*	Borrower/Tranche Description	Value
	Industrial Equipment (continued)
	Polypore, Inc.
	8,393,750	Term Loan, 5.39%, Maturing July 3, 2014	$6,547,125
EUR	733,710	Term Loan, 6.81%, Maturing July 3, 2014	762,147
	TFS Acquisition Corp.
	1,935,500	Term Loan, 7.26%, Maturing August 11, 2013	1,800,015
			$28,326,701
	Insurance — 2.0%
	Alliant Holdings I, Inc.
	5,000,000	Term Loan, 5.37%, Maturing August 21, 2012(2)	$3,450,000
	2,702,500	Term Loan, 6.76%, Maturing August 21, 2014	1,864,725
	CCC Information Services Group, Inc.
	1,984,889	Term Loan, 6.02%, Maturing February 10, 2013	1,597,836
	Conseco, Inc.
	9,441,327	Term Loan, 5.00%, Maturing October 10, 2013	6,254,879
	Crump Group, Inc.
	2,752,911	Term Loan, 6.71%, Maturing August 4, 2014	2,050,918
	Getty Images, Inc.
	3,800,000	Term Loan, 8.05%, Maturing July 2, 2015	3,459,900
	Hub International Holdings, Inc.
	503,209	Term Loan, 6.26%, Maturing June 13, 2014	347,214
	2,238,817	Term Loan, 6.26%, Maturing June 13, 2014	1,544,784
	U.S.I. Holdings Corp.
	2,740,312	Term Loan, 6.52%, Maturing May 4, 2014	1,993,577
			$22,563,833
	Leisure Goods / Activities / Movies — 7.0%
	24 Hour Fitness Worldwide, Inc.
	1,758,420	Term Loan, 6.18%, Maturing June 8, 2012	$1,310,023
	AMC Entertainment, Inc.
	5,051,542	Term Loan, 5.01%, Maturing January 26, 2013	3,873,901
	Bombardier Recreational Products
	5,650,633	Term Loan, 6.16%, Maturing June 28, 2013	3,913,063
	Carmike Cinemas, Inc.
	2,179,040	Term Loan, 6.31%, Maturing May 19, 2012	1,748,680
	2,369,490	Term Loan, 6.47%, Maturing May 19, 2012	1,901,516
	Cedar Fair, L.P.
	4,846,784	Term Loan, 5.12%, Maturing August 30, 2012	3,562,386
	Cinemark, Inc.
	9,439,545	Term Loan, 4.64%, Maturing October 5, 2013	7,236,987
	Deluxe Entertainment Services
	1,847,464	Term Loan, 5.67%, Maturing January 28, 2011	1,477,971
	178,127	Term Loan, 6.01%, Maturing January 28, 2011	142,501
	96,457	Term Loan, 6.01%, Maturing January 28, 2011	77,165

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Leisure Goods / Activities / Movies (continued)
	DW Funding, LLC
	1,901,101	Term Loan, 5.93%, Maturing April 30, 2011	$1,663,463
	Easton-Bell Sports, Inc.
	1,473,552	Term Loan, 5.29%, Maturing March 16, 2012	1,167,790
	Fender Musical Instruments Corp.
	618,800	Term Loan, 5.17%, Maturing June 9, 2014	386,750
	312,533	Term Loan, 6.02%, Maturing June 9, 2014	195,333
	Metro-Goldwyn-Mayer Holdings, Inc.
	19,911,919	Term Loan, 7.01%, Maturing April 8, 2012	10,067,964
	National CineMedia, LLC
	2,700,000	Term Loan, 4.57%, Maturing February 13, 2015	1,881,001
	Regal Cinemas Corp.
	11,497,456	Term Loan, 5.26%, Maturing November 10, 2010	8,693,353
	Revolution Studios Distribution Co., LLC
	3,757,725	Term Loan, 6.87%, Maturing December 21, 2014	3,118,911
	2,825,000	Term Loan, 10.12%, Maturing June 21, 2015	2,005,750
	Six Flags Theme Parks, Inc.
	7,185,633	Term Loan, 5.69%, Maturing April 30, 2015	4,706,590
	Southwest Sports Group, LLC
	3,725,000	Term Loan, 6.31%, Maturing December 22, 2010	2,886,875
	Universal City Development Partners, Ltd.
	6,256,073	Term Loan, 6.68%, Maturing June 9, 2011	5,380,223
	WMG Acquisition Corp.
	2,850,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	2,401,125
	10,456,067	Term Loan, 5.06%, Maturing February 28, 2011	8,469,414
			$78,268,735
	Lodging and Casinos — 3.8%
	Ameristar Casinos, Inc.
	3,525,313	Term Loan, 5.77%, Maturing November 10, 2012	$2,027,055
	Choctaw Resort Development Enterprise
	1,147,826	Term Loan, 5.51%, Maturing November 4, 2011	964,174
	Full Moon Holdco 3 Ltd.
GBP	500,000	Term Loan, 8.38%, Maturing November 20, 2014	577,354
GBP	500,000	Term Loan, 8.88%, Maturing November 20, 2015	577,354
	Gala Electric Casinos, Ltd.
GBP	2,417,776	Term Loan, 7.83%, Maturing December 12, 2013	2,133,002
GBP	2,418,085	Term Loan, 8.33%, Maturing December 12, 2014	2,133,275
	Green Valley Ranch Gaming, LLC
	1,636,398	Term Loan, 5.00%, Maturing February 16, 2014	818,199
	Harrah's Operating Co.
	995,000	Term Loan, 6.54%, Maturing January 28, 2015	684,753
	Herbst Gaming, Inc.
	2,438,458	Term Loan, 10.50%, Maturing December 2, 2011	1,353,344
	4,662,507	Term Loan, 10.50%, Maturing December 2, 2011	2,587,691

	Principal Amount*	Borrower/Tranche Description	Value
	Lodging and Casinos (continued)
	Isle of Capri Casinos, Inc.
	4,472,794	Term Loan, 5.51%, Maturing November 30, 2013	$3,034,044
	1,348,633	Term Loan, 5.51%, Maturing November 30, 2013	914,822
	1,789,117	Term Loan, 5.51%, Maturing November 30, 2013	1,213,617
	LodgeNet Entertainment Corp.
	2,671,625	Term Loan, 5.77%, Maturing April 4, 2014	1,562,901
	New World Gaming Partners, Ltd.
	3,329,010	Term Loan, 6.26%, Maturing June 30, 2014	1,664,505
	670,833	Term Loan, 6.55%, Maturing June 30, 2014	335,417
	Penn National Gaming, Inc.
	13,402,514	Term Loan, 5.01%, Maturing October 3, 2012	11,205,990
	Venetian Casino Resort/Las Vegas Sands, Inc.
	11,297,000	Term Loan, 5.52%, Maturing May 23, 2014	6,498,599
	2,852,850	Term Loan, 5.52%, Maturing May 14, 2014	1,641,102
	Wimar OpCo, LLC
	2,151,576	Term Loan, 7.25%, Maturing January 3, 2012	998,691
			$42,925,889
	Nonferrous Metals / Minerals — 1.3%
	Alpha Natural Resources, LLC
	2,727,563	Term Loan, 5.56%, Maturing October 26, 2012	$2,526,405
	Euramax Europe B.V.
EUR	1,338,317	Term Loan, 10.12%, Maturing June 29, 2012	852,876
	Euramax International, Inc.
	2,042,016	Term Loan, 8.00%, Maturing June 28, 2012	1,055,042
	Murray Energy Corp.
	1,524,700	Term Loan, 6.94%, Maturing January 28, 2010	1,326,489
	Noranda Aluminum Acquisition
	1,219,695	Term Loan, 4.81%, Maturing May 18, 2014	975,756
	Novelis, Inc.
	1,950,305	Term Loan, 5.77%, Maturing June 28, 2014	1,392,518
	4,290,670	Term Loan, 5.77%, Maturing June 28, 2014	3,063,539
	Oxbow Carbon and Mineral Holdings
	377,768	Term Loan, 5.76%, Maturing May 8, 2014	273,882
	4,219,678	Term Loan, 5.76%, Maturing May 8, 2014	3,059,267
			$14,525,774
	Oil and Gas — 2.3%
	Atlas Pipeline Partners, L.P.
	4,600,000	Term Loan, 5.68%, Maturing July 20, 2014	$3,783,500
	Big West Oil, LLC
	1,333,750	Term Loan, 5.25%, Maturing May 1, 2014	900,281
	1,060,938	Term Loan, 5.25%, Maturing May 1, 2014	716,133

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Oil and Gas (continued)
	Dresser, Inc.
	4,713,888	Term Loan, 5.07%, Maturing May 4, 2014	$3,430,829
	Dynegy Holdings, Inc.
	4,382,979	Term Loan, 4.62%, Maturing April 2, 2013	3,247,055
	759,351	Term Loan, 4.62%, Maturing April 2, 2013	562,552
	Energy Transfer Equity, L.P.
	2,825,000	Term Loan, 4.55%, Maturing February 8, 2012	2,329,213
	Enterprise GP Holdings, L.P.
	3,325,000	Term Loan, 6.68%, Maturing October 31, 2014	2,809,625
	Hercules Offshore, Inc.
	2,271,250	Term Loan, 5.64%, Maturing July 6, 2013	1,550,128
	Targa Resources, Inc.
	1,225,740	Term Loan, 5.14%, Maturing October 31, 2012	936,465
	3,213,684	Term Loan, 5.97%, Maturing October 31, 2012	2,455,254
	Volnay Acquisition Co.
	3,206,750	Term Loan, 5.15%, Maturing January 12, 2014	2,597,468
			$25,318,503
	Publishing — 10.4%
	American Media Operations, Inc.
	11,723,227	Term Loan, 7.56%, Maturing January 31, 2013	$7,883,870
	Aster Zweite Beteiligungs GmbH
	2,475,000	Term Loan, 6.13%, Maturing September 27, 2013	1,553,063
	Black Press US Partnership
	645,006	Term Loan, 4.81%, Maturing August 2, 2013	422,479
	1,062,363	Term Loan, 4.81%, Maturing August 2, 2013	695,848
	CanWest MediaWorks, Ltd.
	2,666,250	Term Loan, 4.81%, Maturing July 10, 2014	1,906,369
	Dex Media West, LLC
	6,210,000	Term Loan, 7.54%, Maturing October 24, 2014	3,458,970
	GateHouse Media Operating, Inc.
	4,838,043	Term Loan, 4.81%, Maturing August 28, 2014	1,193,386
	2,061,957	Term Loan, 4.98%, Maturing August 28, 2014	508,617
	4,225,000	Term Loan, 5.07%, Maturing August 28, 2014	1,954,063
	Idearc, Inc.
	24,459,536	Term Loan, 5.74%, Maturing November 17, 2014	10,558,375
	MediaNews Group, Inc.
	2,169,185	Term Loan, 5.82%, Maturing August 25, 2010	1,193,052
	2,186,694	Term Loan, 7.07%, Maturing August 2, 2013	1,148,014
	Mediannuaire Holding
EUR	3,100,000	Term Loan, 6.62%, Maturing October 24, 2013	2,156,173
EUR	484,408	Term Loan, 7.38%, Maturing October 10, 2014	275,258
EUR	484,408	Term Loan, 7.88%, Maturing October 10, 2015	275,258
	Merrill Communications, LLC
	5,594,858	Term Loan, 5.98%, Maturing February 9, 2009	3,636,658

Principal Amount*		Borrower/Tranche Description	Value
Publishing (continued)
Nebraska Book Co., Inc.
	3,933,965	Term Loan, 6.38%, Maturing March 4, 2011	$2,871,794
Nelson Education, Ltd.
	1,534,500	Term Loan, 6.26%, Maturing July 5, 2014	1,265,963
Newspaper Holdings, Inc.
	8,925,000	Term Loan, 4.38%, Maturing July 24, 2014	6,247,500
Nielsen Finance, LLC
	16,448,372	Term Loan, 4.80%, Maturing August 9, 2013	11,990,863
Penton Media, Inc.
	1,773,000	Term Loan, 5.66%, Maturing February 1, 2013	984,015
Philadelphia Newspapers, LLC
	2,171,434	Term Loan, 7.25%, Maturing June 29, 2013	651,430
R.H. Donnelley Corp.
	8,891,467	Term Loan, 6.85%, Maturing June 30, 2010	5,647,931
Reader's Digest Association, Inc. (The)
	4,750,000	Revolving Loan, 4.50%, Maturing March 2, 2013(2)	2,873,750
	13,176,670	Term Loan, 5.23%, Maturing March 2, 2014	6,720,102
Seat Pagine Gialle SpA
EUR	5,419,677	Term Loan, 4.61%, Maturing May 25, 2012	4,724,832
Source Interlink Companies, Inc.
	1,989,924	Term Loan, 6.47%, Maturing August 1, 2014	1,343,199
Source Media, Inc.
	2,020,155	Term Loan, 8.77%, Maturing November 8, 2011	1,363,605
Springer Science+Business Media
	945,117	Term Loan, 6.14%, Maturing May 5, 2011	663,945
	1,023,877	Term Loan, 6.51%, Maturing May 5, 2012	719,273
	945,117	Term Loan, 6.51%, Maturing May 5, 2012	663,945
Star Tribune Co. (The)
	1,629,375	Term Loan, 5.05%, Maturing March 5, 2014(3)	517,327
TL Acquisitions, Inc.
	2,112,538	Term Loan, 5.62%, Maturing July 5, 2014	1,585,578
Trader Media Corp.
GBP	6,321,250	Term Loan, 8.26%, Maturing March 23, 2015	5,264,581
Tribune Co.
	2,984,229	Term Loan, 7.08%, Maturing May 17, 2009	2,348,588
	1,943,408	Term Loan, 6.00%, Maturing May 17, 2014	872,590
	4,450,398	Term Loan, 6.50%, Maturing May 17, 2014	1,646,647
World Directories Acquisition
EUR	3,510,703	Term Loan, 6.72%, Maturing May 31, 2014	2,729,486
Xsys, Inc.
	3,795,776	Term Loan, 6.13%, Maturing September 27, 2013	2,381,849
	3,877,093	Term Loan, 6.13%, Maturing September 27, 2014	2,432,876
EUR	1,546,742	Term Loan, 7.54%, Maturing September 27, 2014	1,251,839
	1,290,100	Term Loan - Second Lien, 7.38%, Maturing September 27, 2015	541,842

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Publishing (continued)
YBR Acquisition BV
EUR	750,000	Term Loan, 7.01%, Maturing June 30, 2013	$736,053
EUR	1,500,000	Term Loan, 7.01%, Maturing June 30, 2013	1,472,105
EUR	750,000	Term Loan, 7.51%, Maturing June 30, 2014	737,115
EUR	1,500,000	Term Loan, 7.51%, Maturing June 30, 2014	1,474,229
Yell Group, PLC
	4,850,000	Term Loan, 6.12%, Maturing February 10, 2013	3,346,500
			$116,890,805
Radio and Television — 6.2%
Block Communications, Inc.
	1,796,684	Term Loan, 5.27%, Maturing December 22, 2011	$1,446,331
Citadel Broadcasting Corp.
	11,850,000	Term Loan, 5.07%, Maturing June 12, 2014	6,458,250
CMP Susquehanna Corp.
	4,143,857	Term Loan, 5.17%, Maturing May 5, 2013	1,864,736
Discovery Communications, Inc.
	2,987,026	Term Loan, 5.76%, Maturing April 30, 2014	2,476,245
Emmis Operating Co.
	2,213,145	Term Loan, 5.54%, Maturing November 2, 2013	1,272,558
Gray Television, Inc.
	3,512,396	Term Loan, 5.04%, Maturing January 19, 2015	2,002,066
LBI Media, Inc.
	1,950,000	Term Loan, 4.62%, Maturing March 31, 2012	1,228,500
NEP II, Inc.
	2,142,355	Term Loan, 6.01%, Maturing February 16, 2014	1,574,631
Nexstar Broadcasting, Inc.
	4,502,783	Term Loan, 5.51%, Maturing October 1, 2012	3,129,434
	4,261,057	Term Loan, 5.51%, Maturing October 1, 2012	2,961,434
NextMedia Operating, Inc.
	565,359	Term Loan, 7.26%, Maturing November 15, 2012	387,271
	251,266	Term Loan, 8.28%, Maturing November 15, 2012	172,118
PanAmSat Corp.
	2,458,662	Term Loan, 6.65%, Maturing January 3, 2014	2,040,690
	2,457,919	Term Loan, 6.65%, Maturing January 3, 2014	2,040,073
	2,457,919	Term Loan, 6.65%, Maturing January 3, 2014	2,040,073
Paxson Communications Corp.
	8,300,000	Term Loan, 8.00%, Maturing January 15, 2012	4,606,500
Raycom TV Broadcasting, LLC
	7,850,000	Term Loan, 3.69%, Maturing June 25, 2014	6,476,250
SFX Entertainment
	3,587,503	Term Loan, 7.02%, Maturing June 21, 2013	2,887,940
Spanish Broadcasting System, Inc.
	6,127,750	Term Loan, 5.52%, Maturing June 10, 2012	2,841,744

	Principal Amount*	Borrower/Tranche Description	Value
	Radio and Television (continued)
	Tyrol Acquisition 2 SAS
EUR	2,800,000	Term Loan, 6.50%, Maturing January 19, 2015	$2,176,931
EUR	2,800,000	Term Loan, 7.40%, Maturing January 19, 2016	2,176,931
EUR	1,250,000	Term Loan - Second Lien, 7.75%, Maturing July 19, 2016	716,934
	Univision Communications, Inc.
	3,003,300	Term Loan - Second Lien, 5.50%, Maturing March 29, 2009	2,635,396
	21,150,000	Term Loan, 5.25%, Maturing September 29, 2014	11,495,025
	Young Broadcasting, Inc.
	3,516,863	Term Loan, 6.30%, Maturing November 3, 2012	2,325,525
			$69,433,586
	Rail Industries — 0.8%
	Kansas City Southern Railway Co.
	5,160,801	Term Loan, 5.21%, Maturing April 26, 2013	$4,464,093
	Rail America, Inc.
	311,600	Term Loan, 7.88%, Maturing August 14, 2009	278,882
	4,813,400	Term Loan, 7.88%, Maturing August 13, 2010	4,307,993
			$9,050,968
	Retailers (Except Food and Drug) — 2.6%
	American Achievement Corp.
	1,056,462	Term Loan, 5.07%, Maturing March 25, 2011	$950,816
	Amscan Holdings, Inc.
	1,576,000	Term Loan, 5.41%, Maturing May 25, 2013	1,182,000
	Claire's Stores, Inc.
	1,160,313	Term Loan, 5.85%, Maturing May 24, 2014	575,805
	Cumberland Farms, Inc.
	4,145,302	Term Loan, 5.26%, Maturing September 29, 2013	3,419,874
	Harbor Freight Tools USA, Inc.
	4,941,826	Term Loan, 5.43%, Maturing July 15, 2010	3,558,115
	Josten's Corp.
	2,392,586	Term Loan, 5.17%, Maturing October 4, 2011	1,994,819
	Mapco Express, Inc.
	755,157	Term Loan, 5.93%, Maturing April 28, 2011	471,973
	Orbitz Worldwide, Inc.
	3,885,750	Term Loan, 6.39%, Maturing July 25, 2014	2,496,594
	Oriental Trading Co., Inc.
	1,000,000	Term Loan - Second Lien, 9.12%, Maturing January 31, 2013	416,667
	5,628,137	Term Loan, 5.25%, Maturing July 31, 2013	3,454,269
	Rent-A-Center, Inc.
	2,582,943	Term Loan, 4.95%, Maturing November 15, 2012	2,092,184

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Retailers (Except Food and Drug) (continued)
	Rover Acquisition Corp.
	2,954,887	Term Loan, 5.84%, Maturing October 26, 2013	$2,225,030
	Savers, Inc.
	1,029,746	Term Loan, 6.25%, Maturing August 11, 2012	813,499
	1,126,534	Term Loan, 6.25%, Maturing August 11, 2012	889,962
	The Yankee Candle Company, Inc.
	2,331,255	Term Loan, 5.76%, Maturing February 6, 2014	1,573,597
	Vivarte
EUR	2,500,000	Term Loan, 7.20%, Maturing May 29, 2015	1,388,348
EUR	2,500,000	Term Loan, 7.70%, Maturing May 29, 2016	1,388,348
			$28,891,900
	Steel — 0.1%
	Algoma Acquisition Corp.
	1,821,837	Term Loan, 6.00%, Maturing June 20, 2013	$1,475,688
			$1,475,688
	Surface Transport — 0.4%
	Delphi Acquisition Holding, Inc.
	1,000,000	Term Loan, 6.01%, Maturing April 10, 2015	$615,000
	1,000,000	Term Loan, 6.64%, Maturing April 10, 2016	615,000
	Ozburn-Hessey Holding Co., LLC
	1,281,857	Term Loan, 6.61%, Maturing August 9, 2012	1,147,262
	Swift Transportation Co., Inc.
	4,323,256	Term Loan, 6.06%, Maturing May 10, 2014	2,507,488
			$4,884,750
	Telecommunications — 4.1%
	Alaska Communications Systems Holdings, Inc.
	5,568,982	Term Loan, 5.51%, Maturing February 1, 2012	$4,557,282
	Alltell Communication
	994,975	Term Loan, 5.32%, Maturing May 16, 2014	949,704
	1,591,237	Term Loan, 5.50%, Maturing May 16, 2015	1,523,113
	Asurion Corp.
	8,525,000	Term Loan, 6.06%, Maturing July 13, 2012	6,379,539
	1,000,000	Term Loan - Second Lien, 10.84%, Maturing January 13, 2013	673,333
	Cellular South, Inc.
	1,143,750	Term Loan, 4.75%, Maturing May 29, 2014	966,469
	3,388,359	Term Loan, 5.08%, Maturing May 29, 2014	2,863,164
	Centennial Cellular Operating Co., LLC
	9,175,000	Term Loan, 5.64%, Maturing February 9, 2011	7,890,500
	CommScope, Inc.
	3,153,180	Term Loan, 6.10%, Maturing November 19, 2014	2,427,948

Principal Amount*		Borrower/Tranche Description	Value
Telecommunications (continued)
FairPoint Communications, Inc.
	2,000,000	Term Loan, 5.75%, Maturing March 31, 2015	$1,412,500
Intelsat Subsidiary Holding Co.
	2,694,386	Term Loan, 6.65%, Maturing July 3, 2013	2,232,972
IPC Systems, Inc.
	3,555,000	Term Loan, 6.01%, Maturing May 31, 2014	1,839,713
GBP	1,876,250	Term Loan, 8.56%, Maturing May 31, 2014	1,509,771
Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508,196	Term Loan, 7.67%, Maturing December 26, 2014	3,163,658
NTelos, Inc.
	2,203,528	Term Loan, 5.37%, Maturing August 24, 2011	1,896,869
Palm, Inc.
	2,301,750	Term Loan, 7.27%, Maturing April 24, 2014	1,288,980
Stratos Global Corp.
	2,623,653	Term Loan, 6.26%, Maturing February 13, 2012	2,164,514
Telesat Canada, Inc.
	1,984,008	Term Loan, 6.34%, Maturing October 22, 2014	1,519,419
	170,399	Term Loan, 6.59%, Maturing October 22, 2014	130,497
			$45,389,945
Utilities — 2.5%
AEI Finance Holding, LLC
	636,381	Revolving Loan, 5.66%, Maturing March 30, 2012	$423,194
	4,319,465	Term Loan, 6.76%, Maturing March 30, 2014	2,872,444
BRSP, LLC
	5,233,016	Term Loan, 5.86%, Maturing July 13, 2009	3,738,467
Covanta Energy Corp.
	999,509	Term Loan, 3.95%, Maturing February 9, 2014	832,924
	1,999,799	Term Loan, 4.63%, Maturing February 9, 2014	1,666,498
Electricinvest Holding Co.
EUR	595,770	Term Loan, 8.94%, Maturing October 24, 2012	601,776
GBP	600,000	Term Loan, 10.10%, Maturing October 24, 2012	765,246
NRG Energy, Inc.
	4,364,395	Term Loan, 5.26%, Maturing June 1, 2014	3,800,659
	8,877,458	Term Loan, 5.26%, Maturing June 1, 2014	7,730,784
TXU Texas Competitive Electric Holdings Co., LLC
	1,475,000	Term Loan, 6.44%, Maturing October 10, 2014	1,151,606
	1,475,000	Term Loan, 6.66%, Maturing October 10, 2014	1,157,055
Vulcan Energy Corp.
	4,072,323	Term Loan, 6.25%, Maturing July 23, 2010	3,563,283
			$28,303,936
Total Senior Floating-Rate Interests (identified cost $2,022,667,121)			$1,426,253,411

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

	Corporate Bonds & Notes — 0.8%
	Principal Amount (000's omitted)	Security	Value
	Building and Development — 0.4%
	Grohe Holding GMBH, Variable Rate
EUR	6,500	8.193%, 1/15/14	$4,597,939
			$4,597,939
	Commercial Services — 0.1%
	Environmental System Products Holdings, Inc., Jr. Notes (PIK)
	673	18.00%, 3/31/15(4)	$53,840
			$53,840
	Electronics / Electrical — 0.1%
	NXP BV/NXP Funding, LLC, Variable Rate
	2,300	7.503%, 10/15/13	$1,020,625
			$1,020,625
	Telecommunications — 0.2%
	Qwest Corp., Sr. Notes, Variable Rate
	3,150	6.069%, 6/15/13	$2,299,500
			$2,299,500
Total Corporate Bonds & Notes (identified cost $13,867,903)			$7,971,904
	Asset Backed Securities — 0.3%
	Principal Amount (000's omitted)	Security	Value
	$2,570	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 4.826%, 6/15/29(6)(7)	$2,230,355
	1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 5.253%, 8/11/16(6)(7)	409,600
Total Asset Backed Securities (identified cost $3,570,422)			$2,639,955
	Common Stocks — 0.0%
	Shares	Security	Value
	Automotive — 0.0%
	133,410	Hayes Lemmerz International(8)	$177,435
			$177,435

Shares	Security	Value
Commercial Services — 0.0%
1,242	Environmental Systems Products Holdings, Inc.(4)(8)(9)	$0
		$0
Diversified Manufacturing — 0.0%
1,782	Gentek, Inc.(8)	$32,076
		$32,076
Investment Services — 0.0%
20,048	Safelite Realty Corp.(4)(9)	$0
		$0
Total Common Stocks (identified cost $1,334,100)		$209,511
Preferred Stocks — 0.0%
Shares	Security	Value
Automotive — 0.0%
445	Hayes Lemmerz International(8)(9)	$3,298
218	Key Plastics, LLC, Series A(4)(9)	0
		$3,298
Commercial Services — 0.0%
569	Environmental Systems Products Holdings, Series A(4)(8)(9)	$13,070
		$13,070
Total Preferred Stocks (identified cost $250,407)		$16,368
Warrants — 0.0%
Shares	Security	Value
Commercial Services — 0.0%
4,437	Citation A14 Expires 4/06/12(4)(8)	$0
6,545	Citation B18 Expires 4/06/12(4)(8)	0
		$0

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Shares	Security	Value
Diversified Manufacturing — 0.0%
1,930	Gentek, Inc., Class B Expires 10/31/08(8)(9)	$579
940	Gentek, Inc., Class C Expires 10/31/10(8)(9)	1,786
		$2,365
Total Warrants (identified cost $0)		$2,365
Short-Term Investments — 3.8%
Interest (000's omitted)	Description	Value
$42,176	Cash Management Portfolio, 1.90%(10)	$42,175,585
Total Short-Term Investments (identified cost $42,175,585)		$42,175,585
Total Investments — 132.2% (identified cost $2,083,865,538)		$1,479,269,099
Less Unfunded Loan Commitments — (1.9)%		$(20,785,584)
Net Investments — 130.3% (identified cost $2,063,079,954)		$1,458,483,515
Other Assets, Less Liabilities — (30.3)%		$(339,178,393)
Net Assets — 100.0%		$1,119,305,122

DIP - Debtor in Possession

REIT - Real Estate Investment Trust

EUR - Euro

GBP - British Pound Sterling

*  In U.S. dollars unless otherwise indicated.

(1)  Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded or partially unfunded loan commitments. See Note 1G for description.

(3)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  This Senior Loan will settle after October 31, 2008, at which time the interest rate will be determined.

(6)  Variable rate security. The stated interest rate represents the rate in effect at October 31, 2008.

(7)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of the securities is $2,639,955 or 0.2% of the Portfolio's net assets.

(8)  Non-income producing security.

(9)  Restricted security.

(10)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2008.

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2008

Assets
Unaffiliated investments, at value (identified cost, $2,020,904,369)	$1,416,307,930
Affiliated investment, at value (identified cost, $42,175,585)	42,175,585
Cash	4,758,407
Foreign currency, at value (identified cost, $1,184,878)	1,164,795
Receivable for investments sold	25,028,599
Interest receivable	12,948,476
Interest receivable from affiliated investment	23,154
Receivable for open forward foreign currency contracts	2,950,420
Prepaid expenses	155,218
Total assets	$1,505,512,584
Liabilities
Notes payable	$380,000,000
Payable for investments purchased	3,827,368
Payable to affiliate for investment adviser fee	598,927
Payable to affiliate for Trustees' fees	4,000
Payable for closed swap contracts	14,664
Accrued expenses	1,762,503
Total liabilities	$386,207,462
Net Assets applicable to investors' interest in Portfolio	$1,119,305,122
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,720,843,794
Net unrealized depreciation (computed on the basis of identified cost)	(601,538,672)
Total	$1,119,305,122

Statement of Operations

For the Year Ended
October 31, 2008

Investment Income
Interest	$157,178,866
Interest income allocated from affiliated investment	1,104,064
Expenses allocated from affiliated investment	(150,494)
Total investment income	$158,132,436
Expenses
Investment adviser fee	$10,353,354
Trustees' fees and expenses	40,980
Interest expense and fees	18,179,352
Custodian fee	713,288
Legal and accounting services	552,216
Miscellaneous	101,244
Total expenses	$29,940,434
Deduct — Reduction of custodian fee	$13,029
Total expense reductions	$13,029
Net expenses	$29,927,405
Net investment income	$128,205,031
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(51,006,922)
Swap contracts	231,696
Foreign currency and forward foreign currency exchange contract transactions	30,023,775
Net realized loss	$(20,751,451)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(573,772,495)
Swap contracts	(367,002)
Foreign currency and forward foreign currency exchange contracts	4,604,136
Net change in unrealized appreciation (depreciation)	$(569,535,361)
Net realized and unrealized loss	$(590,286,812)
Net decrease in net assets from operations	$(462,081,781)

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2008	Period Ended October 31, 2007(1)	Year Ended November 30, 2006
From operations — Net investment income	$128,205,031	$166,214,896	$189,359,728
Net realized gain (loss) from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(20,751,451)	1,101,029	(12,277,527)
Net change in unrealized appreciation (depreciation) of investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	(569,535,361)	(67,085,539)	13,528,611
Net increase (decrease) in net assets from operations	$(462,081,781)	$100,230,386	$190,610,812
Capital transactions — Contributions	$1,858,796,192	$190,766,237	$195,494,844
Withdrawals	(2,611,778,134)	(602,426,148)	(794,697,437)
Net decrease in net assets from capital transactions	$(752,981,942)	$(411,659,911)	$(599,202,593)
Net decrease in net assets	$(1,215,063,723)	$(311,429,525)	$(408,591,781)
Net Assets
At beginning of period	$2,334,368,845	$2,645,798,370	$3,054,390,151
At end of period	$1,119,305,122	$2,334,368,845	$2,645,798,370

(1)  For the eleven months ended October 31, 2007.

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

FINANCIAL STATEMENTS CONT'D

Statement of Cash Flows

Cash Flows From Operating Activities	For the Year Ended October 31, 2008
Net decrease in net assets from operations	$(462,081,781)
Adjustments to reconcile net descrease in net assets from operations to net cash provided by operating activities:
Investment purchased	(152,912,563)
Investment sold and principal repayments	818,344,546
Net amortization of premium (discount)	(112,780)
Increase in short term investments, net	(29,525,988)
Decrease in interest receivable	9,188,741
Decrease in interest receivable from affiliated investment	133,037
Decrease in payable for investments purchased	(24,826,168)
Increase in receivable for investments sold	(5,402,382)
Decrease in receivable for open swap contracts	367,430
Increase in receivable for open forward foreign currency contracts	(2,949,980)
Decrease in prepaid expenses	159,599
Decrease in payable for open swap contracts	(427)
Increase in payable for closed swap contracts	14,664
Decrease in payable for open forward foreign currency contracts	(2,092,928)
Decrease in payable to affiliate for investment adviser fee	(413,434)
Increase in payable to affiliate for Trustees' fees	1,031
Decrease in unfunded loan commitments	(16,735,845)
Decrease in accrued expenses	(791,463)
Net change in unrealized (appreciation) depreciation on investments	573,772,495
Net realized (gain) loss on investments	51,006,922
Net cash provided by operating activities	$755,142,726
Cash Flows From Financing Activities
Decrease in notes payable	$(15,000,000)
Proceeds from capital contributions	1,858,796,192
Payments for capital withdrawals	(2,611,778,134)
Net cash used in financing activities	$(767,981,942)
Net decrease in cash	$(12,839,216)
Cash at beginning of year	$18,762,418
Cash at end of year(1)	$5,923,202
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$18,798,764

(1) Includes foreign currency, at value.

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended	Period Ended		Year Ended November 30,
	October 31, 2008	October 31, 2007(1)		2006	2005		2004		2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	0.66%	0.58	%(3)	0.51%	0.50%		0.50%		0.51%
Interest expense and fees	0.98%	0.70	%(3)	0.01%	0.00	%(4)	0.00	%(4)	0.01%
Total expenses	1.64%	1.28	%(3)	0.52%	0.50%		0.51%		0.51%
Net investment income	7.01%	7.18	%(3)	6.57%	5.00%		3.82%		4.14%
Portfolio Turnover	7%	55%		51%	65%		87%		47%
Total Return	(26.81)%	3.89	%(5)	6.88%	5.27%		6.15%		8.19%
Net assets, end of period (000's omitted)	$1,119,305	$2,334,369		$2,645,798	$3,054,390		$3,340,152		$3,384,305

(1)  For the eleven months ended October 31, 2007.

(2)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)  Annualized.

(4)  Rounds to less than 0.01%.

(5)  Not annualized.

See notes to financial statements

Senior Debt Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2008, Eaton Vance Floating-Rate Advantage Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Debt obligations, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor or dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique

Senior Debt Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. The commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

Senior Debt Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio's Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio's average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, and at reduced rates as average daily gross assets exceed that level and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the year ended October 31, 2008, the Portfolio's adviser fee totaled $10,495,312 of which $141,958 was allocated from Cash Management and $10,353,354 was paid or accrued directly by the Portfolio. For the year ended October 31, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.57% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $152,912,563 and $818,344,546, respectively, for the year ended October 31, 2008.

Senior Debt Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,062,902,400
Gross unrealized appreciation	$194,155
Gross unrealized depreciation	(604,613,040)
Net unrealized depreciation	$(604,418,885)

The net unrealized depreciation on foreign currency and forward foreign currency exchange contracts on a federal tax basis was $3,057,765.

5  Restricted Securities

At October 31, 2008, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	$0
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	0	0
			$0	$0
Preferred Stocks
Environmental Systems Products Holdings, Series A	10/25/07	569	$9,958	$13,070
Hayes Lemmerz International	6/04/03	445	22,250	3,298
Key Plastics, LLC, Series A	4/26/01	218	218,200	0
			$250,408	$16,368

Description	Date of Acquisition	Shares	Cost	Value
Warrants
Gentek, Inc., Class B, Expires 10/31/08	11/11/03	1,930	$0	$579
Gentek, Inc., Class C, Expires 10/31/10	11/11/03	940	0	1,786
			$0	$2,365
Total Restricted Securities			$250,408	$18,733

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation
11/28/08	British Pound Sterling 27,109,023	United States Dollar 44,371,235	$808,391
11/28/08	Euro 98,466,349	United States Dollar 127,525,737	2,142,029
			$2,950,420

At October 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Senior Debt Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

7  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended, (the "Agreement") with conduit lenders and a bank that allows it to borrow up to $800 million and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits' commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Portfolio also pays a program fee of 0.325% (0.23% prior to February 14, 2008) per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.175% (0.10% prior to February 14, 2008) per annum on the amount of the facility. Program and commitment fees for the year ended October 31, 2008 totaled $1,306,668 and are included in interest expense in the Statement of Operations. In connection with the structuring of the Agreement, the Portfolio is obligated to pay a fee of $1 million in quarterly installments of $50,000 through February 2012. The entire unpaid balance is payable on termination date if the Agreement is terminated by the Portfolio within the first five years and eliminated if the Agreement is terminated by the lenders at their discretion except for an event of default by the Portfolio. At October 31, 2008, the Portfolio had borrowings outstanding under the Agreement of $380,000,000 at an interest rate of 3.47%. For the year ended October 31, 2008, the average borrowings under the Agreement and the average interest rate were $419,849,727 and 3.66%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign security markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9  Concentration of Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to a greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.

10  Recently Issued Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities." FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

Senior Debt Portfolio as of October 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Eaton Vance Senior Debt Portfolio:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Senior Debt Portfolio (the "Portfolio") as of October 31, 2008, the related statements of operations, cash flows, and changes in net assets for the year then ended, the statements of changes in net assets for the eleven months ended October 31, 2007, and the year ended November 30, 2006, and the supplementary data for the periods presented. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2008, by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Eaton Vance Senior Debt Portfolio as of October 31, 2008, the results of its operations and its cash flows, changes in its net assets for the year then ended, the eleven months ended October 31, 2007, and the year ended November 30, 2006, and the supplementary data for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 18, 2008

Eaton Vance Floating-Rate Advantage Fund
Senior Debt Portfolio

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance Floating-Rate Advantage Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Benjamin C. Esty	113,625,557	2,783,309
Thomas E. Faust Jr.	113,598,139	2,810,727
Allen R. Freedman	113,604,163	2,804,703
William H. Park	113,626,411	2,782,455
Ronald A. Pearlman	113,578,886	2,829,980
Helen Frame Peters	113,581,862	2,827,004
Heidi L. Steiger	113,640,834	2,768,032
Lynn A. Stout	113,657,232	2,751,634
Ralph F. Verni	113,607,783	2,801,083

Each nominee was also elected a Trustee of the Senior Debt Portfolio.

Senior Debt Portfolio

The Portfolio held a Special Meeting of Interestholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Benjamin C. Esty	98%	2%
Thomas E. Faust Jr.	98%	2%
Allen R. Freedman	98%	2%
William H. Park	98%	2%
Ronald A. Pearlman	98%	2%
Helen Frame Peters	98%	2%
Heidi L. Steiger	98%	2%
Lynn A. Stout	98%	2%
Ralph F. Verni	98%	2%

Results are rounded to the nearest whole number.

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Senior Debt Portfolio (the "Portfolio"), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser's large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

In assessing the Fund's investment performance, the Board noted that the Fund is the successor to the operations of Eaton Vance Prime Rate Reserves (the "Predecessor Fund"), which like the Fund, invested in Senior Debt Portfolio prior to its reorganization into the Fund on March 14, 2008. The Board compared the Predecessor Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Predecessor Fund. The Board noted that the Predecessor Fund's performance relative to its peers was affected by management's focus on reducing volatility. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and total expense ratio of the Predecessor Fund for the one-year period ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. In assessing this information, the Board noted that the management fees applicable to the Fund and the Predecessor Fund are identical.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the total expense ratio anticipated with respect to the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Predecessor Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Predecessor Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Predecessor Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate Advantage Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Senior Debt Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 173 registered investment companies and 4 private companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	173	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	173	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	173	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	173	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	173	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College (since 2003). Adjunct Professor of Finance, Peking University, Beijing, China (since 2005). Formerly, Dean, Carroll School of Management, Boston College (2000-2003).	173	Director of Federal Home Loan Bank of Boston (a bank for banks) and BJ's Wholesale Clubs (wholesale club retailer); Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds)

Eaton Vance Floating-Rate Advantage Fund

MANAGEMENT AND ORGANIZATION CONT'D

Noninterested Trustees (continued)

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	173	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	173	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 75 registered investment companies managed by EVM or BMR.

John R. Baur 2/10/70	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, attended Johnson Graduate School of Management, Cornell University (2002-2005), and prior thereto he was an Account Team Representative in Singapore for Applied Materials Inc. Officer of 33 registered investment companies managed by EVM or BMR.

Michael A. Cirami 12/24/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, attended the University of Rochester William E. Simon Graduate School of Business Administration (2001-2003), and prior thereto he was a Team Leader for the Institutional Services Group for State Street Bank in Luxembourg. Officer of 33 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 12/4/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, Sector Portfolio Manager and Senior Equity Analyst of Brown Brothers Harriman (1997-2003). Officer of 30 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Scott H. Page 11/30/59	President of the Portfolio	Since 2002	Vice President of EVM and BMR. Officer of 11 registered investment companies managed by EVM or BMR.

Eaton Vance Floating-Rate Advantage Fund

MANAGEMENT AND ORGANIZATION CONT'D

Principal Officers who are not Trustees (continued)

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 81 registered investment companies managed by EVM or BMR.

Craig P. Russ 10/30/63	Vice President of the Portfolio	Since 2007	Vice President of EVM and BMR. Officer of 6 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 55 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 31 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 31 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008(2)	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2008, Ms. Campbell served as Assistant Treasurer of the Portfolio since 1992.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-262-1122.

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Investment Adviser of Senior Debt Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Floating-Rate Advantage Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3232-12/08  FRASRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal year ended November 30, 2006, the period from December 1, 2006 to October 31, 2007, and the fiscal year ended October 31,2008, by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	11/30/2006	10/31/2007	10/31/2008

Audit Fees	$107,680	$115,180	$114,195

Audit-Related Fees(1)	$0	$0	$0

Tax Fees(2)	$14,370	$18,173	$18,810

All Other Fees(3)	$0	$0	$2,109

Total	$122,050	$133,353	$135,114

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

During the Funds fiscal year ended October 31, 2007, the registrant was billed $35,000 and $40,000, respectively, by D&T the principal accountant for the registrant, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal year ended November 30, 2006, the period from December 1, 2006 to October 31, 2007, and the fiscal year ended October31, 2008; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	11/30/2006	10/31/2007	10/31/2008

Registrant	$14,370	$18,173	$20,919

Eaton Vance(1)	$66,100	$286,446	$317,301

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/Scott H. Page
Scott H. Page
President

December 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

December 12, 2008

By:	/s/Scott H. Page
Scott H. Page
President

December 12, 2008